Offerings	Dec. 10, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.01
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Mortgage Investment Trust. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares of beneficial interest, par value $0.01
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Mortgage Investment Trust. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Mortgage Investment Trust. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Mortgage Investment Trust. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. (4) The debt securities may be issued by PennyMac Mortgage Investment Trust without guarantees or may be guaranteed by PennyMac Corp.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Debt Securities
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Corp. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. (4) Pursuant to Rule 457(n), no registration fee is payable with respect to any such guarantees. (5) The guarantees of debt securities may be issued by PennyMac Corp. and will be issued without additional consideration.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	8.500% Exchangeable Senior Notes due 2029
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Corp. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. (4) The 8.500% Exchangeable Senior Notes of PennyMac Corp. will be guaranteed by PennyMac Mortgage Investment Trust.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of 8.500% Exchangeable Senior Notes due 2029
Fee Rate	0.01381%
Offering Note	(1) These are securities of PennyMac Mortgage Investment Trust. (2) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Includes an indeterminate amount of securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. (4) Pursuant to Rule 457(n), no registration fee is payable with respect to any such guarantees. (5) The guarantees of 8.500% Exchangeable Senior Notes due 2029 will be issued without additional consideration.